Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Subsequent Events
18. Subsequent Events
New Financing
On April 29, 2024, the Company and Mudrick Capital Management L.P., on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital Management L.P. (the “Purchaser”), amended and restated the Fourth A&R Super Note to reflect an increased aggregate principal amount of $
61,677,504
(the “Fifth A&R Super Note”). The Fifth A&R Super Note will mature on
August 7, 2026
, at which time
108
%
of the principal and accrued interest will become due, payable in cash, unless earlier redeemed or repurchased. This transaction constitutes a related party transaction.
Departure of Board Member and Appointment of New Board Members
Effective April 28, 2024, Dr. Jeff Russakow left Company’s Board of Directors. Effective May 6, 2024, Mr. Neil Salvage, Mr. Qais Sharif and Mr. Nikul Patel joined the Board of Directors.
There have been no other events or transactions that occurred subsequently that require recognition or disclosure.

20. Subsequent Events
Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer of Listing
On January 5, 2024, Getaround, Inc. (the “Company”) received written notice (the “NYSE Notice”) from the New York Stock Exchange (the “NYSE”) that the Company was not in compliance with the continued listing standards set forth in Sections 302 and 303A of the NYSE Listed Company Manual, which requires issuers to hold an annual meeting during each fiscal year pursuant to Section 302 of the Listed Company Manual. The Company was unable to hold an annual meeting during its 2023 fiscal year due to a lengthy delay in completing the financial audit of its 2022 results, and resulting delays in filing its Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 (the “Annual Report”), as previously disclosed in a Notification of Late Filing on Form 12b-25 filed with the Securities and Exchange Commission (the “SEC”) on March 31, 2023. The Company filed the Annual Report on November 16, 2023, and intends to hold an annual meeting in respect of its fiscal year ended December 31, 2022, as soon as practicable. The NYSE notice has no immediate effect on the listing of the Company's common stock.
New Financing
On January 12, 2024, Getaround, Inc. (the “Company”) and Mudrick Capital Management L.P., on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital
Management L.P. or its affiliates (the “Purchaser”), amended and restated the amended and restated super priority secured promissory note in an aggregate amount of $18,635,499.51 entered into by such parties on December 11, 2023 (as amended and restated and as further amended and restated, supplemented or otherwise modified from time to time, the “Note”) to reflect an increased aggregate principal amount of $20,880,922.00, which is comprised of the original $18,635,499.51 principal amount under the Note, $245,422.49 in accrued interest on the Note as of January 12, 2024, and an additional principal amount of $2,000,000 to provide additional capital to the Company (the “Second A&R Note”).
On January 19, 2024 the Company and the Purchaser further amended and restated the Note to reflect an increased aggregate principal amount of $23,941,032.31, which is comprised of the original $20,880,922.00 principal amount under the Second A&R Note, $60,110.3 in accrued interest on the Note as of January 19, 2024, and an additional principal amount of $3,000,000 to provide additional capital to the Company (the “Third A&R Note”).
The Note accrues interest monthly beginning on January 19, 2024, at a rate of 15.00% per annum, which interest rate, upon the occurrence, and during the continuation, of an Event of Default (as defined therein), will be increased by 2.00%. The Second A&R Note was issued pursuant to the existing Incremental Subscription Agreement described in our current report on Form
8-K
filed with the Securities and Exchange Commission on December 14, 2023, and the Third A&R Note was issued pursuant to an amended and restated incremental subscription agreement dated January 12, 2024 (the “A&R Incremental Subscription Agreement”), in each case by and between the Purchaser and the Company. The Company may request the Purchaser to purchase up to an additional $15,000,000 in aggregate principal amount under the Note, subject to certain conditions.
The Note will mature on August 7, 2026, at which time 108% of the principal and accrued interest will become due, payable in cash, unless earlier redeemed or repurchased.
On February 7, 2024, the Company and the Purchaser amended and restated the Third A&R Note to reflect an increased aggregate principal amount of $40,303,393, which is comprised of the original $23,941,032 principal amount under the Third A&R Note, $189,940 in accrued interest as of February 7, 2024, and an additional principal amount of $16,172,421 (the “Fourth A&R Note” and, as so amended and restated, the “
Note
”). The Fourth A&R Note will mature on August 7, 2026, at which time 108% of the principal and accrued interest will become due, payable in cash, unless earlier redeemed or repurchased.
Broadspire Settlement
On February 22, 2024, Getaround, Inc. (the “Company”) agreed to the terms of a settlement of the civil suit the Company filed against Broadspire Services, Inc. (“Broadspire”) on March 5, 2021, Getaround, Inc. v. Broadspire Services, Inc., Case No. CGC-21-590022, and the related cross complaint filed by Broadspire against the Company on April 29, 2021, both in the Superior Court of California in the City and County of San Francisco. On March 14, 2024, Broadspire made a settlement payment to the Company in the amount of $15 million, in exchange for the dismissal of all claims and counterclaims amongst the parties in connection with the civil suit and related cross complaint. The $15 million settlement payment, less fees for legal services paid to Covington & Burling LLP, counsel to the Company, and legal costs, resulted in a net payment to the Company of approximately $10.3 million.
Appointment of an Executive, Compensatory Arrangement, and Departure of an Executive
On February 26, 2024, Company's Board of Directors appointed Mr. Eduardo Iniguez as the CEO of the Company. In connection with Mr. Iniguez's appointment, the Company entered into an employment agreement with Mr. Iniguez, which included salary, various bonus provisions, and equity award consideration, which includes options awards of 11,100,000 that vest over four years, and an additional 76,950,000 options that will vest over four years with certain limitations that may cap vesting. Mr. Iniguez succeeded Mr. Sam Zaid, one of three co-founders of the Company.
New York State Operations
On March 23, 2024, the Company made a decision to suspend its operations in the state of New York, due to the high cost of complying with the New York
Peer-to-Peer
(P2P) Carsharing Act enacted in 2022.
There have been no other events or transactions that occurred subsequently that require recognition or disclosure.